Offerings - Offering: 1	Nov. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 80,164,168.76
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,974.28
Offering Note

(1)	Calculated as the aggregate maximum purchase price based upon the net asset value per share as of September 30, 2026 of $23.53 and the offer to purchase up to 3,406,892 shares.

(2)
Calculated at $87.00 per $1,000,000 of the Transaction Value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2027.